16. Peoples Bancorp of North Carolina, Inc. (Parent Company Only) Condensed Financial Statements (Tables)	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Balance Sheets
Balance Sheets

December 31, 2016 and 2015
(Dollars in thousands)

Assets	2016	2015

Cash	$957	553
Interest-bearing time deposit	1,000	1,000
Investment in subsidiaries	124,471	121,848
Investment in PEBK Capital Trust II	619	619
Investment securities available for sale	750	1,234
Other assets	275	249

Total assets	$128,072	125,503

Liabilities and Shareholders' Equity

Junior subordinated debentures	$20,619	20,619
Liabilities	25	20
Shareholders' equity	107,428	104,864

Total liabilities and shareholders' equity	$128,072	125,503

Statements of Earnings
Statements of Earnings

For the Years Ended December 31, 2016, 2015 and 2014
(Dollars in thousands)

Revenues:	2016	2015	2014

Interest and dividend income	$4,569	3,979	2,718
Gain on sale of securities	405	-	-

Total revenues	4,974	3,979	2,718

Expenses:

Interest	485	403	389
Other operating expenses	513	538	527

Total expenses	998	941	916

Income before income tax benefit and equity in
undistributed earnings of subsidiaries	3,976	3,038	1,802

Income tax benefit	178	262	239

Income before equity in undistributed
earnings of subsidiaries	4,154	3,300	2,041

Equity in undistributed earnings of subsidiaries	5,023	6,333	7,347

Net earnings	$9,177	9,633	9,388

Statements of Cash Flows
Statements of Cash Flows

For the Years Ended December 31, 2016, 2015 and 2014
(Dollars in thousands)

	2016	2015	2014
Cash flows from operating activities:

Net earnings	$9,177	9,633	9,388
Adjustments to reconcile net earnings to net
cash provided (used) by operating activities:
Equity in undistributed earnings of subsidiaries	(5,023)	(6,333)	(7,347)
Gain on sale of investment securities	(405)	-	-
Change in:
Other assets	61	(4)	28
Accrued income	-	-	(5)
Accrued expense	5	3	1
Other liabilities	-	-	(12,632)

Net cash provided by operating activities	3,815	3,299	(10,567)

Cash flows from investing activities:

Proceeds from maturities of investment securities available for sale	669	-	500
In kind transfer from parent to Bank	10	-	-
Net change in interest-bearing time deposit	-	-	(1,000)

Net cash provided (used) by investing activities	679	-	(500)

Cash flows from financing activities:

Cash dividends paid on common stock	(2,106)	(1,574)	(1,022)
Stock repurchase	(1,984)	(1,917)	(82)
Proceeds from exercise of stock options	-	-	37

Net cash used by financing activities	(4,090)	(3,491)	(1,067)

Net change in cash	404	(192)	(12,134)

Cash at beginning of year	553	745	12,879

Cash at end of year	$957	553	745

Noncash investing and financing activities:
Change in unrealized gain on investment securities
available for sale, net	$(2,523)	57	6,625
Accrued redemption of Series A Preferred Stock	-	-	(12,524)